FORUM                    ANNUAL REPORT
FUNDS                    August 31, 1999

                         DAILY ASSETS TREASURY
                           OBLIGATIONS FUND

                              DAILY ASSETS
                             GOVERNMENT FUND

                         DAILY ASSETS GOVERNMENT
                             OBLIGATIONS FUND

                         DAILY ASSETS CASH FUND

                              DAILY ASSETS
                             MUNICIPAL FUND


[ACROPOLIS GRAPHIC]

                                                         Table of Contents



A Message to Our Shareholders...............................................   1

FINANCIAL STATEMENTS OF FORUM FUNDS

Independent Auditors Report.................................................   2

Statements of Assets and Liabilities........................................   3

Statements of Operations....................................................   4

Statements of Changes in Net Assets.........................................   5

Financial Highlights........................................................   7

Notes to Financial Statements...............................................   9

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

Independent Auditors Report................................................   13

Schedules of Investments:

    Treasury Cash Portfolio................................................   14
    Government Portfolio...................................................   15
    Government Cash Portfolio..............................................   16
    Cash Portfolio.........................................................   17
    Municipal Cash Portfolio...............................................   18

Notes to Schedules of Investments..........................................   20

Statements of Assets and Liabilities.......................................   21

Statements of Operations...................................................   22

Statements of Changes in Net Assets........................................   23

Notes to Financial Statements..............................................   24

--------------------------------------------------------------------------------

                                                                 [FORUM LOGO]

DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND
                                                                 ANNUAL REPORT
                                                                 AUGUST 31, 1999
--------------------------------------------------------------------------------
Dear Shareholders:


The Daily Assets Funds continued to expand in total net assets, increasing 33% to $311 million during the fiscal year. Most notably, Daily Assets Cash Fund leaped 191% to $98 million and Daily Assets Government Obligations Fund grew 176% to $49 million. Success of the Daily Assets Funds is not limited to growth in assets. Throughout the year, the Daily Assets Funds have consistently received high rankings in their respective categories by IBC Financial Data, Inc.

We are again pleased to report IBC's Money Fund ReportTM listed two of our funds as top performing money funds ranked by August 1999 monthly yield. Daily Assets Government Fund Institutional Shares was ranked #5 out of 217 funds in the Government Institutional Category. Daily Assets Municipal Fund Institutional Shares was ranked #7 out of 81 funds in the Tax-Free Institutional Category. As usual, we caution you to remember that investment return will fluctuate and past performance is not a guarantee of future results.

The Daily Assets Funds have fared well over the last twelve months. Yields remained competitive despite two Federal Funds rate increases since the beginning of 1999. Our portfolio management team kept the Daily Assets Funds positioned to respond to market conditions throughout the fiscal year. With respect to the century change, we also want to reassure you that the Daily Assets Funds' service providers stand ready to respond quickly to any Y2K related issues that may arise.

Your continued confidence and support are truly appreciated as we begin our eighth year of operations. As always, our primary concerns are outstanding performance and maintenance of your $1.00 per share price through skilled portfolio management. Please feel free to call us with your questions or comments at (207) 879-0001.



                                                     Sincerely,



                                                     /S/ John Y. Keffer
                                                     John Y. Keffer
                                                     Chairman



AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                 FORUM FUNDS (R)

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Forum Funds

We have audited the accompanying statements of assets and liabilities of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, five series of Forum Funds (the Funds), as of August 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for the year ended August 31, 1999 and the period from January 22, 1998 to August 31, 1998 for Daily Assets Treasury Obligations Fund, each of the years in the two-year period ended August 31, 1999 and the period from April 1, 1997 to August 31, 1997 for Daily Assets Government Fund, the year then ended and the period from January 30, 1998 to August 31, 1998 for Daily Assets Government Obligations Fund, each of the years in the two-year period then ended and the period from October 1, 1996 to August 31, 1997 for Daily Assets Cash Fund and the year then ended and the period from June 25, 1998 to August 31, 1998 for Daily Assets Municipal Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended March 31, 1997 for Daily Assets Government Fund were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Asset Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, as of August 31, 1999, the results of their operations, changes in their net assets and financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.


                                        /S/ KPMG LLP


Boston, Massachusetts
October 8, 1999

                                   2                              FORUM FUNDS(R)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999
--------------------------------------------------------------------------------

                                          DAILY ASSETS                        DAILY ASSETS
                                            TREASURY        DAILY ASSETS       GOVERNMENT      DAILY ASSETS      DAILY ASSETS
                                           OBLIGATIONS       GOVERNMENT        OBLIGATIONS         CASH           MUNICIPAL
                                              FUND              FUND              FUND              FUND             FUND
                                         --------------    --------------    --------------   --------------   ---------------

ASSETS:
     Investments in Portfolios
          at value (Notes 1 & 2)          $ 105,093,745      $ 35,340,504      $ 49,139,035     $ 98,329,142      $ 24,058,089
     Organization costs, net of
         amortization (Note 2)                    3,976                 -             4,984                -                 -
                                         ---------------   ---------------   ---------------   --------------   ---------------

Total assets                                105,097,721        35,340,504        49,144,019       98,329,142        24,058,089
                                         ---------------   ---------------   ---------------   --------------   ---------------

LIABILITIES:
     Dividends payable                         352,577           127,361           134,606          202,070            54,247
     Accrued expenses                           47,933            25,090            44,257           82,340             9,186
                                         --------------   ---------------   ---------------   --------------   ---------------

Total liabilities                               400,510           152,451           178,863          284,410            63,433
                                         ---------------   ---------------   ---------------   --------------   ---------------

NET ASSETS                                $ 104,697,211      $ 35,188,053      $ 48,965,156     $ 98,044,732      $ 23,994,656
                                         ===============   ===============   ===============   ==============   ===============

COMPONENTS OF NET ASSETS:
     Paid in capital                      $ 104,700,393     $  35,192,745      $ 48,964,172     $ 98,044,898      $ 23,998,051
     Undistributed net investment income          2,499            21,264                 -               48                 -
     Accumulated net realized gain (loss)       (5,681)          (25,956)               984            (214)           (3,395)
                                         ---------------   ---------------   ---------------   --------------   ---------------

NET ASSETS                                $ 104,697,211      $ 35,188,053      $ 48,965,156     $ 98,044,732      $ 23,994,656
                                         ===============   ===============   ===============   ==============   ===============

NET ASSETS BY SHARE CLASS:
     Institutional Shares                  $ 86,295,249      $ 28,709,167      $ 26,626,565     $ 38,925,575      $ 20,623,831
     Institutional Service Shares            18,369,374         5,775,403        22,328,027       58,661,029         3,294,977
     Investor Shares                             32,588           703,483            10,564          458,128            75,848
                                         ---------------   ---------------   ---------------   --------------   ---------------

NET ASSETS                                $ 104,697,211      $ 35,188,053      $ 48,965,156     $ 98,044,732      $ 23,994,656
                                         ===============   ===============   ===============   ==============   ===============

SHARES OF BENEFICIAL INTEREST:
     Institutional Shares                    86,298,133        28,713,409        26,625,809       38,925,697        20,626,839
     Institutional Service Shares            18,369,670         5,775,966        22,327,800       58,661,073         3,295,358
     Investor Shares                             32,590           703,550            10,563          458,128            75,856


NET ASSET VALUE PER SHARE
     (OFFERING AND REDEMPTION
     PRICE PER SHARE)                       $      1.00       $      1.00       $      1.00       $     1.00       $      1.00


See Notes to Financial Statements.   3                            FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

                                               DAILY ASSETS                        DAILY ASSETS
                                                 TREASURY       DAILY ASSETS        GOVERNMENT      DAILY ASSETS      DAILY ASSETS
                                                OBLIGATIONS      GOVERNMENT         OBLIGATIONS         CASH            MUNICIPAL
                                                    FUND             FUND               FUND            FUND               FUND
                                              --------------   --------------     --------------   --------------    --------------
NET INVESTMENT INCOME
     ALLOCATED FROM PORTFOLIOS:
        Interest income                        $    5,014,890   $    2,016,080     $   2,233,508     $   3,642,356    $     900,527
        Net expenses                                (146,806)         (60,478)          (52,746)          (86,194)          (9,644)
                                              ----------------  ---------------   ---------------   ---------------   -------------

Net investment income allocated from
     Portfolios (Note 2)                            4,868,084        1,955,602         2,180,762         3,556,162          890,883
                                              ----------------  ---------------   ---------------   ---------------   -------------

EXPENSES:
     Administration (Note 3)
          Institutional Service Shares                  3,464            3,507             6,772            15,440            1,298
          Institutional Shares                         48,992           16,365            15,401            20,198           12,988
          Investor Shares                                   9              237                 5               108               24
     Transfer Agent (Note 3)
          Institutional Service Shares                 19,157           21,102            26,211            44,383           14,718
          Institutional Shares                         63,155           29,243            28,042            33,137           25,585
          Investor Shares                              12,098           12,707            12,062            13,095           12,173
     Shareholder services (Note 3)
          Institutional Service Shares                 17,320           17,533            33,862            77,200            6,491
          Investor Shares                                  45            1,186                26               540              120
     Distribution - Investor Shares (Note 3)               49              712                26               640              139
     Accounting (Note 3)                               37,250           37,250            37,250            37,250           37,250
     Legal                                              9,120            3,308             3,561             4,053            2,391
     Audit                                              4,925            4,925             4,925             4,925            4,925
     Trustees                                           7,361            3,032             3,413             5,366            2,153
     Compliance                                        11,728           24,246            14,808            23,539            8,663
     Amortization of organization costs (Note           1,173                -             1,427                 -                -
     2)
     Miscellaneous                                     14,011           10,262             7,097            12,358            4,020
                                              ----------------  ---------------   ---------------   ---------------   --------------

Total expenses                                        249,857          185,615           194,888           292,232          132,938
     Expenses reimbursed and
          fees waived (Note 4)                      (169,116)        (145,362)         (125,130)         (156,331)        (117,633)
                                              ----------------  ---------------   ---------------   ---------------   --------------
Net expenses                                           80,741           40,253            69,758           135,901           15,305
                                              ----------------  ---------------   ---------------   ---------------   --------------

NET INVESTMENT INCOME                               4,787,343        1,915,349         2,111,004         3,420,261          875,578

NET REALIZED GAIN (LOSS) ON
     INVESTMENTS ALLOCATED
     FROM PORTFOLIOS (Note 2)                         (5,681)          (5,049)             1,020             (123)          (3,395)
                                              ----------------  ---------------   ---------------   ---------------   --------------

NET INCREASE IN NET ASSETS
     FROM OPERATIONS                           $    4,781,662   $    1,910,300    $    2,112,024    $    3,420,138    $     872,183
                                              ================  ===============   ===============   ===============   ==============

See Notes to Financial Statements.   4                            FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED AUGUST 31, 1998 AND THE YEAR ENDED AUGUST 31,1999
--------------------------------------------------------------------------------

                                                                         DAILY ASSETS                            DAILY ASSETS
                                                                           TREASURY          DAILY ASSETS         GOVERNMENT
                                                                         OBLIGATIONS          GOVERNMENT          OBLIGATIONS
                                                                             FUND               FUND                 FUND
                                                                       ---------------      ---------------    -----------------

NET ASSETS - AUGUST 31, 1997 (NOTE 1)                                         $       -      $   44,115,791           $       -
-------------------------------------                                  -----------------    ----------------    ----------------
     Net investment income                                                    2,653,495          2,364,632             444,768
     Net realized gain (loss) on investments allocated from Portfolios            2,499            (21,087)                (36)
                                                                       -----------------    ----------------    ----------------
Net increase in net assets from operations                                    2,655,994           2,343,545             444,732
                                                                       -----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income-Institutional Shares                             (2,599,828)           (301,047)           (403,077)
     Net investment income-Institutional Service Shares                        (53,641)         (2,063,585)            (41,665)
     Net investment income-Investor Shares                                         (26)                   -                (26)
Total distributions to shareholders                                         (2,653,495)         (2,364,632)           (444,768)
                                                                       -----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
     Sale of shares-Institutional Shares                                    236,954,772          40,977,001         30,385,904
     Sale of shares-Institutional Service Shares                              8,052,682         152,633,913         14,873,215
     Sale of shares-Investor Shares                                             10,100                   -              10,100
     Reinvestment of distributions-Institutional Shares                              -               1,072                   -
     Reinvestment of distributions-Institutional Service Shares                    223             210,659               9,382
     Reinvestment of distributions-Investor Shares                                  26                   -                  26
     Redemption of shares-Institutional Shares                            (126,395,885)         (4,883,200)        (15,033,804)
     Redemption of shares-Institutional Service Shares                      (3,605,025)       (187,454,210)        (12,492,821)
                                                                       -----------------    ----------------    ----------------
Net increase from capital share transactions                                115,016,893           1,485,235          17,752,002
                                                                       -----------------    ----------------    ----------------
Net increase in net assets                                                  115,019,392           1,464,148          17,751,966
                                                                       -----------------    ----------------    ----------------


NET ASSETS - AUGUST 31, 1998 (INCLUDING  (A))                               115,019,392          45,579,939          17,751,966
--------------------------------------------                           -----------------    ----------------    ----------------
OPERATIONS:
     Net investment income                                                    4,787,343           1,915,349           2,111,004
     Net realized gain (loss) on investments allocated from Portfolios          (5,681)             (5,049)               1,020
                                                                       -----------------    ----------------    ----------------
Net increase in net assets from operations                                    4,781,662           1,910,300           2,112,024
                                                                       -----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income-Institutional Shares                             (4,483,542)         (1,574,915)         (1,495,037)
     Net investment income-Institutional Service Shares                       (300,597)           (318,474)           (615,530)
     Net investment income-Investor Shares                                        (705)            (20,150)               (437)
     Net realized gain on investments--Institutional Shares                     (2,437)                   -                   -
     Net realized gain on investments--Institutional Service Shares                (62)             (1,810)                   -
                                                                       -----------------    ----------------    ----------------
Total distributions to shareholders                                         (4,787,343)         (1,915,349)         (2,111,004)
                                                                       -----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
     Sale of shares-Institutional Shares                                    369,559,185          30,771,529          78,503,113
     Sale of shares-Institutional Service Shares                             40,662,099          24,286,868         183,158,610
     Sale of shares-Investor Shares                                              26,758           2,002,096                   -
     Reinvestment of distributions-Institutional Shares                               -               4,597                   -
     Reinvestment of distributions-Institutional Service Shares                  98,927             266,959             358,305
     Reinvestment of distributions-Investor Shares                                  706              18,772                 437
     Redemption of shares-Institutional Shares                             (393,819,939)        (38,157,589)        (67,229,404)
     Redemption of shares-Institutional Service Shares                      (26,839,236)        (28,262,648)       (163,578,891)
     Redemption of shares-Investor Shares                                        (5,000)         (1,317,421)                  -
                                                                       -----------------    ----------------    ----------------
Net increase (decrease) from capital share transactions                    (10,316,500)        (10,386,837)          31,212,170
                                                                       -----------------    ----------------    ----------------
Net increase (decrease) in net assets                                      (10,322,181)        (10,391,886)          31,213,190
                                                                       -----------------    ----------------    ----------------

NET ASSETS - AUGUST 31, 1999 (INCLUDING (B))                             $  104,697,211       $  35,188,053       $  48,965,156
--------------------------------------------                           =================    ================    ================

(A) Accumulated undistributed net investment income, August 31, 1998     $            -       $      19,454       $           -
                                                                       =================    ================    ================

(B) Accumulated undistributed net investment income, August 31, 1999     $        2,499       $      21,264       $           -
                                                                       =================    ================    ================

See Notes to Financial Statements.   5                            FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED AUGUST 31, 1998 AND THE YEAR ENDED AUGUST 31, 1999 (concluded)
--------------------------------------------------------------------------------


                                                                                   DAILY ASSETS             DAILY ASSETS
                                                                                       CASH                   MUNICIPAL
                                                                                       FUND                     FUND
                                                                               ----------------------   ----------------------

NET ASSETS - AUGUST 31, 1997 (NOTE 1)                                                  $  12,076,074                $       -
-------------------------------------                                          ----------------------   ----------------------
OPERATIONS:
     Net investment income                                                                   986,258                  122,133
     Net realized loss on investments allocated from Portfolios                                 (43)                        -
                                                                               ----------------------   ----------------------
Net increase in net assets from operations                                                   986,215                  122,133
                                                                               ----------------------   ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income-Institutional Shares                                            (363,971)                (122,106)
     Net investment income-Institutional Service Shares                                    (622,260)                     (14)
     Net investment income-Investor Shares                                                      (27)                     (13)
                                                                               ----------------------   ----------------------
Total distributions to shareholders                                                        (986,258)                (122,133)
                                                                               ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
     Sale of shares-Institutional Shares                                                  56,561,878               29,216,681
     Sale of shares-Institutional Service Shares                                          46,338,416                   10,005
     Sale of shares-Investor Shares                                                           10,100                   10,100
     Reinvestment of distributions-Institutional Shares                                            -                   34,192
     Reinvestment of distributions-Institutional Service Shares                               32,247                       14
     Reinvestment of distributions-Investor Shares                                                26                       13
     Redemption of shares-Institutional Shares                                           (28,166,064)              (8,477,699)
     Redemption of shares-Institutional Service Shares                                   (53,211,560)                       -
                                                                               ----------------------   ----------------------
Net increase from capital share transactions                                              21,565,043               20,793,306
                                                                               ----------------------   ----------------------
Net increase in net assets                                                                21,565,000               20,793,306
                                                                               ----------------------   ----------------------

NET ASSETS - AUGUST 31, 1998 (INCLUDING (A))                                              33,641,074               20,793,306
--------------------------------------------                                   ----------------------   ----------------------
OPERATIONS:
     Net investment income                                                                 3,420,261                  875,578
     Net realized loss on investments allocated from Portfolio                                  (123)                  (3,395)
                                                                               ----------------------   ----------------------
                                                                               ----------------------   ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income-Institutional Shares                                           (1,992,738)                (805,513)
     Net investment income-Institutional Service Shares                                   (1,418,542)                 (68,996)
     Net investment income-Investor Shares                                                    (8,933)                  (1,069)
     Net realized gain on investments--Institutional Service Shares                              (48)                       -
                                                                               ----------------------   ----------------------
Total distributions to shareholders                                                       (3,420,261)                (875,578)
                                                                               ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
     Sale of shares-Institutional Shares                                                 229,434,759              105,434,496
     Sale of shares-Institutional Service Shares                                         409,749,879               22,597,633
     Sale of shares-Investor Shares                                                          587,671                   64,674
     Reinvestment of distributions-Institutional Shares                                       59,332                   48,954
     Reinvestment of distributions-Institutional Service Shares                              868,037                   68,997
     Reinvestment of distributions-Investor Shares                                             6,493                    1,067
     Redemption of shares-Institutional Shares                                          (218,964,209)            (105,629,785)
     Redemption of shares-Institutional Service Shares                                  (357,192,027)             (19,381,291)
     Redemption of shares-Investor Shares                                                   (146,154)                       -
                                                                               ----------------------   ----------------------
Net increase from capital share transactions                                              64,403,781                3,204,745
                                                                               ----------------------   ----------------------
Net increase in net assets                                                                64,403,658                3,201,350
                                                                               ----------------------   ----------------------

NET ASSETS - AUGUST 31, 1999 (INCLUDING (B))                                            $ 98,044,732             $ 23,994,656
--------------------------------------------                                   ======================   ======================

(A) Accumulated undistributed net investment income, August 31, 1998                       $       -                $       -
                                                                               ======================   ======================

(B) Accumulated undistributed net investment income, August 31, 1999                      $       48                $       -
                                                                               ======================   ======================


See Notes to Financial Statements.   6                            FORUM FUNDS(R)

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                                RATIOS TO AVERAGE                          RATIO TO
                                                                                   NET ASSETS                               AVERAGE
                                                      DISTRIBUTIONS             -----------------                         NET ASSETS
                                   BEGINNING     NET    FROM NET   ENDING                 NET              NET ASSETS AT  ----------
                                   NET ASSET INVESTMENT INVESTMENT NET ASSET    NET    INVESTMENT   TOTAL   END OF PERIOD    GROSS
                                     VALUE     INCOME    INCOME     VALUE    EXPENSES   INCOME     RETURN (000'S OMITTED)EXPENSES(A)
                                     -----     ------    ------     -----    --------   ------     ------ --------------- ----------
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
   Year Ended August 31, 1999        $ 1.00    0.05     (0.05)      $ 1.00   0.20%        4.58%      4.67%    $ 86,295     0.32%
   Period Ended August 31, 1998 (b)    1.00    0.03     (0.03)        1.00   0.20% (c)    5.41% (c)  3.34%     110,561     0.47% (c)

Institutional Service Shares
   Year Ended August 31, 1999          1.00    0.04     (0.04)        1.00   0.45%        4.34%      4.46%      18,369     0.89%
   Period Ended August 31, 1998 (b)    1.00    0.02     (0.02)        1.00   0.45% (c)    5.16% (c)  2.19%       4,448     1.53% (c)

Investor Shares
   Year Ended August 31, 1999          1.00    0.04     (0.04)        1.00   0.87%        3.87%      4.00%          33   100.05%
   Period Ended August 31, 1998 (b)    1.00    0.02     (0.02)        1.00   0.78% (c)    5.06% (c)  0.33%          10   727.11% (c)


DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
   Year Ended August 31, 1999          1.00    0.05     (0.05)        1.00   0.20%        4.81%      4.92%      28,709     0.61%
   Period Ended August 31, 1998 (b)    1.00    0.01     (0.01)        1.00   0.20% (c)    5.26% (c)  0.89%      36,095     0.69% (c)


Institutional Service Shares
   Year Ended August 31, 1999          1.00    0.05     (0.05)        1.00   0.45%        4.57%      4.66%       5,775     1.15%
   Year Ended August 31, 1998          1.00    0.05     (0.05)        1.00   0.46%        4.93%      5.04%       9,485     0.91%
   Period Ended August 31, 1997 (d)    1.00    0.02     (0.02)        1.00   0.50% (c)    4.76% (c)  2.01%      44,116     0.95% (c)
   Year Ended March 31, 1997           1.00    0.05     (0.05)        1.00   0.50%        4.70%      4.80%      43,975     0.99%
   Year Ended March 31, 1996           1.00    0.05     (0.05)        1.00   0.50%        5.01%      5.18%      43,103     1.06%
   Year Ended March 31, 1995           1.00    0.04     (0.04)        1.00   0.37%        4.45%      4.45%      36,329     1.10%

Investor Shares
   Period Ended August 31, 1999 (b)    1.00    0.04     (0.04)        1.00   0.75% (c)    4.25% (c)  4.43%         703     5.45% (c)


DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Shares
   Year Ended August 31, 1999          1.00    0.05     (0.05)        1.00   0.20%        4.85%      4.98%      26,627     0.40%
   Period Ended August 31, 1998 (b)    1.00    0.03     (0.03)        1.00   0.20% (c)    5.43% (c)  3.24%      15,352     0.74% (c)

Institutional Service Shares
   Year Ended August 31, 1999          1.00    0.05     (0.05)        1.00   0.45%        4.54%      4.72%      22,328     0.80%
   Period Ended August 31, 1998 (b)    1.00    0.02     (0.02)        1.00   0.45% (c)    5.16% (c)  2.22%       2,390     2.13% (c)

   Year Ended August 31, 1999          1.00    0.04     (0.04)        1.00   0.84%        4.24%      4.32%          11   148.94%
   Period Ended August 31, 1998 (b)    1.00    0.02     (0.02)        1.00   0.78% (c)    5.06% (c)  0.35%          10   766.21% (c)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c) Annualized.
(d) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.

See Notes to Financial Statements.   7                            FORUM FUNDS(R)

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                                RATIOS TO AVERAGE                          RATIO TO
                                                                                   NET ASSETS                               AVERAGE
                                                      DISTRIBUTIONS             -----------------                         NET ASSETS
                                   BEGINNING     NET    FROM NET   ENDING                 NET              NET ASSETS AT  ----------
                                   NET ASSET INVESTMENT INVESTMENT NET ASSET    NET    INVESTMENT   TOTAL   END OF PERIOD    GROSS
                                     VALUE     INCOME    INCOME     VALUE    EXPENSES   INCOME     RETURN (000'S OMITTED)EXPENSES(A)
                                     -----     ------    ------     -----    --------   ------     ------ --------------- ----------
DAILY ASSETS CASH FUND
Institutional Shares
   Year Ended August 31, 1999      $ 1.00      0.05      (0.05)    $ 1.00    0.20%      4.93%       5.07%    $ 38,926      0.35%
   Period Ended August 31, 1998 (b)  1.00      0.03      (0.03)      1.00    0.20% (c)  5.46% (c)   2.70%      28,396      0.68% (c)


Institutional Service Shares
   Year Ended August 31, 1999        1.00      0.05      (0.05)      1.00    0.45%      4.59%       4.81%      58,661      0.70%
   Year Ended August 31, 1998        1.00      0.05      (0.05)      1.00    0.46%      5.22%       5.34%       5,235      0.90%
   Period Ended August 31, 1997 (b)  1.00      0.05      (0.05)      1.00    0.52% (c)  5.06% (c)   4.70%      12,076      1.22% (c)


Investor Shares
   Year Ended August 31, 1999        1.00      0.04      (0.04)      1.00    0.90%      4.13%       4.40%         458      9.24%
   Period Ended August 31, 1998 (b)  1.00      0.02      (0.02)      1.00    0.78% (c)  5.25% (c)   0.37%          10    709.02% (c)


DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
   Year Ended August 31, 1999        1.00      0.03      (0.03)      1.00    0.05%      3.10%       3.15%      20,624      0.72%
   Period Ended August 31, 1998 (b)  1.00      0.01      (0.01)      1.00    0.12% (c)  3.16% (c)   0.59%      20,773      1.26% (c)


Institutional Service Shares
   Year Ended August 31, 1999        1.00      0.03      (0.03)      1.00    0.45%      2.66%       2.77%       3,295      1.21%
   Period Ended August 31, 1998 (b)  1.00                            1.00    0.59% (c)  2.76% (c)   0.20%          10    721.84% (c)
                                                 -          -

Investor Shares
   Year Ended August 31, 1999        1.00      0.02      (0.02)      1.00    0.88%      2.23%       2.36%          76     33.51%
   Period Ended August 31, 1998 (b)  1.00      0.01      (0.01)      1.00    0.78% (c)  2.53% (c)   0.18%          10    749.20% (c)





(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c) Annualized.

See Notes to Financial Statements.   8                            FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (individually, a "Fund", and collectively, "the Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares:
Institutional Shares, Institutional Service Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Treasury Obligations Fund (Investor Shares)                           August 6, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Fund (Investor Shares)                                     August 6, 1998
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998
         Daily Assets Municipal Fund (Institutional Shares)                                  June 25, 1998
         Daily Assets Municipal Fund (Institutional Service Shares)                         August 6, 1998
         Daily Assets Municipal Fund (Investor Shares)                                      August 6, 1998


MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 1999, Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 26.7%; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 6.3%; the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 9.5%; and Daily Assets Municipal Fund owned substantially all the interests of Municipal Cash Portfolio.


                                   9                              FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (Continued)
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. The valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 1999, Daily Assets Government Fund had capital loss carryovers available to offset future capital gains, in the amounts of $19,024, expiring in August 2006 and $986, expiring in August 2007.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.

                                   10                             FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (Continued)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES (CONCLUDED)

ADMINISTRATOR - The administrator of the Funds is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of the Fund. In addition, certain legal expenses are charged to the Funds by FAdS.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account and additional Fund charges.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Services Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc, acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust may pay FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Share class of Daily Assets Government Fund and, effective January 1, 1999, up to 0.50% of the average daily net assets of the Investor Share class of each other Fund (See Note 5). The Board's approval of the plan, however, is subject to the condition that FFS would not charge a distribution fee of more than 0.30% of the average daily assets of each Fund (except Daily Assets Government Fund) without seeking Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred. Prior to March 1, 1999, Forum Financial Services, Inc., provided distribution services to the Funds for similar compensation.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives from each Fund an annual fee of $36,000, plus certain additional charges.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the fiscal year ended August 31, 1999, fees waived and expenses reimbursed were as follows:

                                           Administration    Transfer  Shareholder     12b-1   Accounting   Reimbursed
                                                    FEE     AGENT FEE  SERVICE FEE     FEE         FEE       EXPENSES     TOTAL
                                                    ---     ---------  -----------     ---         ---       --------     -----
Daily Assets Treasury Obligations Fund            $52,465     $56,168      $17,365       $49      $37,250       $5,819   $169,116
                                                  -------     -------      -------       ---
   Institutional Service Shares                     3,464       7,223       17,320         -
   Institutional  Shares                           48,992      36,847            -         -
   Investor Shares                                      9      12,098           45        49
Daily Assets Government Fund                       20,109      52,137       18,719       712       37,250       16,435   145,362
                                                   ------      ------       ------       ---
   Institutional Service Shares                     3,507      11,025       17,533         -
   Institutional  Shares                           16,365      28,424            -         -
   Investor Shares                                    237      12,688        1,186       712



                                   11                             FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (Concluded)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES (CONCLUDED)

                                           Administration    Transfer  Shareholder     12b-1   Accounting   Reimbursed
                                                    FEE     AGENT FEE  SERVICE FEE     FEE         FEE       EXPENSES     TOTAL
                                                    ---     ---------  -----------     ---         ---       --------     -----
Daily Assets Government Obligations Fund          $22,178     $32,621      $29,885       $26      $37,250       $3,170  $125,130
                                                  -------     -------      -------       ---
   Institutional Service Shares                     6,772           -       29,859         -
   Institutional  Shares                           15,401      20,559            -         -
   Investor Shares                                      5      12,062           26        26
Daily Assets Cash Fund                             35,746      32,028       47,124       640       37,250        3,543   156,331
                                                   ------      ------       ------       ---
   Institutional Service Shares                    15,440           -       46,584         -
   Institutional  Shares                           20,198      18,933            -         -
   Investor Shares                                    108      13,095          540       640
Daily Assets Municipal Fund                        14,310      45,829        6,611       139       37,250       13,494   117,633
                                                   ------      ------        -----       ---
   Institutional Service Shares                     1,298       8,585        6,491         -
   Institutional  Shares                           12,988      25,072            -         -
   Investor Shares                                     24      12,172          120       139




NOTE 5. SHAREHOLDERS ACTION VIA CONSENT

Pursuant to a consent and action in lieu of a meeting of shareholders dated December 22,1998, shareholders of the Investor Share Class of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund approved a Distribution Plan between Forum Funds and Forum Fund Services, LLC, effective January 1, 1999, which authorizes a payment of up to 0.50% of the average daily net assets of the Investor Class of each named Fund.

NOTE 6.  FEDERAL INCOME TAX STATUS OF DIVIDENDS

All dividends distributed by Daily Assets Municipal Fund for the year ended August 31, 1999, are exempt from federal income tax, other than alternative minimum tax.

                                   12                             FORUM FUNDS(R)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT


The Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio, five series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended for Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio, and the year then ended and the period from June 25, 1998 (commencement of operations) to August 31, 1999 for Municipal Cash Portfolio. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. The income and expense ratios for the periods indicated in Note 5 ending prior to April 1, 1997 for Government Portfolio, were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those income and expense ratios.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio as of August 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years or periods in the two-year period then ended, in conformity with generally accepted accounting principles.


                                        /S/ KPMG LLP



Boston, Massachusetts
October 8, 1999



                                   13                             FORUM FUNDS(R)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------

       FACE                         SECURITY
      AMOUNT                      DESCRIPTION                       VALUE
-------------------  ---------------------------------------  -----------------

U.S. TREASURY BILLS (A) (76.1%)
 $  250,000,000      5.27%, 9/15/99                            $  249,497,362
     50,000,000      4.53%, 10/21/99                               49,692,361
                                                              -----------------
 Total U.S. Treasury Bills                                        299,189,723
                                                              -----------------

REPURCHASE AGREEMENTS (23.9%)
     47,965,000      Bear, Stearns & Co., Inc., 5.42%,
                     9/01/99, to be repurchased at
                     $47,972,221; collateralized by various
                     U.S. Treasury Obligations.                    47,965,000

     46,000,000      Donaldson, Lufkin & Jenrette Securities
                     Corp., 5.42%, 9/01/99, to be
                     repurchased at $46,006,926;
                     collateralized by various U.S. Treasury
                     Obligations.                                  46,000,000
                                                              -----------------
 Total Repurchase Agreements                                       93,965,000
                                                              -----------------

 Total Investments (100%) at Amortized Cost (+)                  $ 393,154,723
                                                              =================

 (+)  Tax cost of investments is $393,154,723.


See Notes to Financial Statements
and Notes to Schedules of Investments.      14                    FORUM FUNDS(R)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------

      FACE                             SECURITY
     AMOUNT                           DESCRIPTION                   VALUE
------------------  -------------------------------------------- ------------
FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) (32.7%)
   $ 4,000,000      5.03%, 9/02/99                               $ 3,999,451
     2,000,000      5.10%, 9/03/99                                 1,999,442
     2,500,000      5.13%, 9/03/99                                 2,499,299
     1,000,000      5.01%, 9/17/99                                   997,822
     2,000,000      5.11%, 9/21/99                                 1,994,459
                                                                -------------
 Total Federal Home Loan Bank - Discount Notes                    11,490,473
                                                                -------------


U.S. AGENCY FLOATING RATE DEMAND NOTES (B) (65.6%)
     5,000,000      Federal Home Loan Bank, 5.45%, 4/07/00         5,000,000
     5,000,000      Student Loan Marketing Assn., 5.37%, 9/16/99   5,000,000
     8,000,000      Student Loan Marketing Assn., 5.45%, 1/20/00   8,000,000
     5,000,000      Student Loan Marketing Assn., 5.58%, 3/03/00   5,000,000
                                                                -------------
                                                                -------------
 Total U.S. Agency Floating Rate Demand Notes
                                                                  23,000,000
                                                                -------------

 CASH MANAGEMENT ACCOUNTS (1.7%)
       592,519      Dreyfus Treasury Prime Cash
                      Management Fund, "A",  4.59% yield             592,519
                                                                -------------
 Total Investments (100.0%) at Amortized Cost (+)               $ 35,082,992
                                                                =============

 (+) Tax cost of investments is $35,085,336.


See Notes to Financial Statements
and Notes to Schedules of Investments.      15                    FORUM FUNDS(R)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------

      FACE                         SECURITY                                   FACE                  SECURITY
     AMOUNT                      DESCRIPTION             VALUE               AMOUNT               DESCRIPTION               VALUE
-----------------   ------------------------------  -----------------   ----------------  ----------------------------   -----------

U.S. GOVERNMENT SECURITIES (77.2%)                                      SMALL BUSINESS ADMINISTRATION (CONCLUDED)

FEDERAL HOME LOAN BANK (B) (5.1%)                                         $  1,012,969   Pool #503120, 5.88%, 11/25/20    $1,012,969
    $ 25,000,000    5.69%, 2/25/00                      $25,000,000            361,205   Pool #503121, 5.88%, 8/25/15        361,205
      15,000,000    5.45%, 4/7/00                        15,000,000          1,216,165   Pool #503232, 5.63%, 2/25/15      1,216,165
                                                   -----------------           712,890   Pool #503278, 5.63%, 2/25/21        712,895
Total Federal Home Loan Bank                             40,000,000          2,042,472   Pool #503431, 5.75%, 7/25/21      2,043,556
                                                   -----------------         2,324,921   Pool #503461, 5.75%, 9/25/21      2,326,149
                                                                             1,184,693   Pool #503472, 5.75%, 8/25/21      1,185,259
FEDERAL HOME LOAN BANK - DISCOUNT                                              666,516   Pool #503553, 5.63%, 11/25/21       664,930
   NOTES (A)  (19.0%)                                                        4,930,935   Pool #503671, 5.63%, 3/25/22      4,930,935
      50,000,000    5.02%, 9/3/99                        49,986,069          1,393,582   Pool #503754, 5.63%, 5/25/22      1,393,582
      20,000,000    4.71%, 10/6/99                       19,908,515            830,604   Pool #503780, 5.63%, 3/25/22        831,725
      30,000,000    4.72%, 11/3/99                       29,752,200          3,959,273   Pool #503882, 5.50%, 9/25/22      3,954,484
      25,000,000    4.70%, 1/26/00                       24,520,210          2,803,638   Pool #503892, 5.63%, 7/25/22      2,809,834
      25,000,000    5.44%, 2/24/00                       24,335,112          4,937,236   Pool #503909, 5.50%, 10/25/22     4,934,322
                                                   -----------------         2,209,203   Pool #504015, 5.50%, 1/25/23      2,208,605
 Total Federal Home Loan Bank - Discount Notes          148,502,106          4,907,928   Pool #504062, 5.50%, 2/25/23      4,907,928
                                                   -----------------         3,882,474   Pool #504074, 5.50%, 2/25/23      3,882,474
                                                                             1,813,264   Pool #504203, 5.63%, 7/25/13      1,819,568
FEDERAL NATIONAL MORTGAGE ASSOCIATION - DISCOUNT                             1,565,582   Pool #504269, 5.63%, 5/25/15      1,568,973
    NOTES (A) (38.6%)                                                        1,350,122   Pool #504345, 5.63%, 5/25/18      1,350,122
      28,940,000    5.00%, 9/2/99                        28,935,977          5,671,146   Pool #504366, 5.38%, 2/25/24      5,665,731
     111,103,000    4.97%, 9/14/99                      110,903,601                                                     ------------
      30,000,000    4.71%, 10/7/99                       29,858,850       Total Small Business Administration             66,557,997
      28,000,000    4.72%, 10/8/99                       27,864,313                                                     ------------
      55,000,000    4.70%, 10/12/99                      54,705,684
      25,000,000    5.41%, 2/24/00                       24,338,779     STUDENT LOAN MARKETING ASSOCIATION (B) (6.0%)
      25,000,000    5.42%, 2/25/00                       24,333,793         15,000,000   5.37%, 11/5/99                   15,000,000
Total Federal National Mortgage Association-       -----------------        12,000,000   5.45%, 1/20/00                   12,000,000
    Discount Notes                                      300,940,997         20,000,000   5.58%, 3/3/00                    20,000,000
                                                   -----------------                                                 ---------------
                                                                        Total Student Loan Marketing Association          47,000,000
                                                                                                                     ---------------
                                                                        Total U.S. Government Securities                 603,001,100
                                                                                                                     ---------------
SMALL BUSINESS ADMINISTRATION (B) (8.5%)
         246,263    Pool #500545, 7.88%, 3/25/03            246,263
         676,416    Pool #501077, 6.50%, 11/25/14           678,217
       2,029,893    Pool #501308, 6.50%, 10/25/15         2,067,172
       1,733,279    Pool #501543, 6.38%, 7/25/16          1,735,763     REPURCHASE AGREEMENTS (22.8%)
         366,961    Pool #501628, 7.88%, 9/25/04            366,961       100,000,000   Bear, Stearns & Co., Inc., 5.35%,
         739,972    Pool #501690, 6.13%, 12/25/16           743,772                     9/7/99, to be repurchased
         899,960    Pool #501898, 6.25%, 6/25/17            904,664                     at $100,104,028; collateralized
       3,964,934    Pool #502150, 6.00%, 2/25/18          4,016,621                     by  various U.S. Government
         228,101    Pool #502161, 6.00%, 2/25/18            228,101                     Agency Securities.               100,000,000
       2,074,259    Pool #502208, 6.00%, 2/25/18          2,100,836
         729,826    Pool #502306, 6.00%, 2/25/18            737,153        78,240,000   Salomon Smith Barney, 5.42%,
       1,026,988    Pool #502613, 6.00%, 4/25/19          1,026,988                     9/1/99, to be repurchased at
         654,176    Pool #503058, 5.88%, 7/25/15            654,176                     $78,251,779; collateralized by
       1,269,899    Pool #503082, 5.88%, 8/25/20          1,269,899                     various U.S. Treasury Securities. 78,240,000
                                                                                                                       -------------
                                                                         Total Repurchase Agreements                     178,240,000
                                                                                                                       -------------
                                                                         Total Investments (100%) at Amortized Cost (+) $781,241,100
                                                                                                                       =============
                                                                         (+) Tax cost of investments is $781,241,440.

See Notes to Financial Statements
and Notes to Schedules of Investments.      16                    FORUM FUNDS(R)

--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 AUGUST 31,1999
--------------------------------------------------------------------------------

        FACE                         SECURITY
       AMOUNT                       DESCRIPTION                       VALUE
---------------------  --------------------------------------   ----------------

 U.S. GOVERNMENT SECURITIES (8.0%)

FEDERAL HOME LOAN BANK (B) (2.4%)
       $  25,000,000    5.69%, 2/25/00                             $  25,000,000
                                                                ----------------
SMALL BUSINESS ADMINISTRATION (B) (4.1%)
             156,062   Pool #500536, 7.00%, 5/25/13                      157,210
             417,975   Pool #500730, 7.88%, 2/25/04                      420,926
             933,834   Pool #501733, 6.00%, 2/25/17                      946,112
             705,234   Pool #501989, 6.13%, 10/25/12                     708,042
             142,581   Pool #502914, 6.00%, 3/25/15                      142,707
           1,444,820   Pool #503121, 5.88%, 8/25/15                    1,444,820
           3,166,579   Pool #503429, 5.75%, 6/25/16                    3,166,579
             581,230   Pool #503461, 5.75%, 9/25/21                      581,545
           2,455,550   Pool #503553, 5.63%, 11/25/21                   2,449,135
           2,090,373   Pool #503754, 5.63%, 5/25/22                    2,090,373
           3,783,635   Pool #503882, 5.50%, 9/25/22                    3,779,054
           4,228,835   Pool #503912, 5.50%, 10/25/22                   4,226,095
           4,220,496   Pool #504015, 5.50%, 1/25/23                    4,219,237
          17,868,320   Pool #504366, 5.38%, 2/26/24                   17,851,081
                                                               -----------------
Total Small Business Administration                                   42,182,916
                                                               -----------------

STUDENT LOAN MARKETING ASSOCIATION (B) (1.5%)
          15,000,000   4.89%, 11/5/99                                 15,000,000
                                                                ----------------
Total U.S. Government Securities                                      82,182,916
                                                                ----------------

COMMERCIAL PAPER (56.1%)

          20,000,000   American Express Credit Corp.,
                       5.39%, 10/25/99                                19,841,900
          20,000,000   American Express Credit Corp.,
                       5.90%, 2/23/00                                 19,450,696
          20,000,000   American Home Products, 5.95%,
                       2/25/00                                        19,439,501
          20,000,000   Associates Corp. of North America,
                       5.41%, 10/25/99                                19,841,301
          20,000,000   Associates Corp. of North America,
                       5.92%, 2/24/00                                 19,445,600
          30,000,000   CIT Group Holdings, Inc., 5.19%,
                       9/2/99                                         29,995,750
          20,000,000   CIT Group Holdings, Inc., 5.22%,
                       9/7/99                                         19,982,933
          40,000,000   Daimler Chrysler, 5.21%, 9/8/99
                                                                      39,960,256
          35,000,000   Ford Motor Credit Corp., 5.21%,
                       9/2/99                                         34,995,013
          15,000,000   Ford Motor Credit Corp., 5.90%,
                       1/24/00                                        14,656,834
          10,000,000   General Electric Capital Corp.,
                       5.23%, 9/2/99                                   9,998,572
          25,000,000   General Electric Capital Corp.,
                       5.19%, 9/3/99                                  24,992,931
          15,000,000   General Electric Capital Corp.,
                       5.92%, 2/22/00                                 14,588,925
          10,000,000   General Dynamics Corp., 5.42%,
                       10/25/99                                        9,920,500
          10,000,000   General Dynamics Corp., 5.48%,
                       11/23/99                                        9,877,114
          15,000,000   General Motors Acceptance Corp.,
                       5.94%, 2/24/00                                 14,582,734



        FACE                         SECURITY
       AMOUNT                       DESCRIPTION                       VALUE
---------------------  --------------------------------------   ----------------

COMMERCIAL PAPER (CONCLUDED)
      $   10,000,000   Goldman Sachs, 4.90%, 9/1/99                $  10,000,000
          10,000,000   Goldman Sachs, 4.90%, 9/13/99                   9,984,000
          30,000,000   JP Morgan, 4.92%, 10/8/99                      29,852,000
          30,000,000   Lucent Technologies, Inc., 5.36%,              29,855,350
                       10/4/99
          19,800,000   Monsanto Co., 4.92%, 9/8/99                    19,781,443
          20,000,000   Procter & Gamble Co., 5.20%, 9/7/99            19,983,000
          10,000,000   Procter & Gamble Co., 5.44%, 11/12/99           9,894,000
          40,000,000   Prudential Funding Corp., 5.41%,               39,676,723
                       10/26/99
          40,000,000   Salomon Smith Barney, 5.23%, 9/2/99            39,994,289
          25,000,000   UBS Finance (Delaware), Inc., 4.91%,           24,863,049
                       10/12/99
          25,000,000   Walt Disney, 5.02%, 9/15/99                    24,952,458
                                                                ----------------
Total Commercial Paper                                               580,406,872
                                                                ----------------

CORPORATE NOTES (B) (9.7%)
          25,000,000   BA Securities, Inc., 5.50%, 3/23/00            25,000,000
          15,000,000   Bear, Stearns & Co., Inc., 5.36%,              15,000,000
                       1/6/00
          15,000,000   Bear, Stearns & Co., Inc., 5.28%,              15,000,000
                       4/7/00
          20,000,000   Chase Manhattan Corp., 5.47%, 1/14/00          19,995,553
           5,000,000   General Motors Acceptance Corp., 5.18%,         5,000,014
                       9/20/99
          20,000,000   Goldman Sachs Group L.P., 5.44%,               20,000,000
                       1/7/00                                   ----------------
Total Corporate Notes                                                 99,995,567
                                                                ----------------

REPURCHASE AGREEMENTS (26.2%)
          10,000,000   BA Securities, Inc., 5.48%, 9/1/99,
                       to be repurchased at $10,001,522;
                       collateralized by various U.S.
                       Treasury Notes.                                10,000,000

         125,000,000   Bear, Stearns & Co., Inc., 5.35%,
                       9/7/99, to be repurchased at
                       $125,130,034; collateralized by
                       various U.S. Government
                       Agency Securities.                            125,000,000

          50,000,000   Donaldson Lufkin Jenrette, 5.42%,
                       9/1/99, to be repurchased at
                       $50,007,528; collateralized by
                       various U.S. Treasury Strips, I/O              50,000,000

          86,090,000   Salomon Smith Barney, 5.42%,
                       9/1/99 to be repurchased at
                       $86,102,961.33; collateralized
                       by  various U.S. Treasury Securities.          86,090,000
                                                                ----------------
Total Repurchase Agreements                                          271,090,000
                                                                ================
Total Investments (100%) at Amortized Cost (+)                   $ 1,033,675,355
                                                                ================
(+)  Tax cost of investments is $1,033,676,989.

See Notes to Financial Statements
and Notes to Schedules of Investments.      17                    FORUM FUNDS(R)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - MUNICIPAL CASH PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------


      FACE                         SECURITY
     AMOUNT                      DESCRIPTION                        VALUE
------------------  ---------------------------------------  -------------------

 MUNICIPAL SECURITIES (B) (100%)

 ALABAMA (7.1%)
     $  1,100,000   Huntsville, AL, Health Care Authority         $   1,100,000
                    RV, Series A, MBIA insured, 3.25% V/R,
                    6/1/27

                    University of AL, Birmingham, Hospital
          600,000   RV, Series B, 3.15% V/R, 10/1/07                    600,000
                                                             -------------------

                                                                      1,700,000
                                                             -------------------
 ARIZONA (4.2%)
                    Arizona Health Facilities Authority RV,
        1,000,000   Pooled Loan Programs, FGIC insured,               1,000,000
                    3.32% V/R, 10/1/15
                                                             -------------------

 CONNECTICUT
(4.2%)
                    Connecticut Health & Education
        1,000,000   Facilities Authority RV, Yale                     1,000,000
                    University, Series T, 3.15% V/R, 7/1/29
                                                             -------------------

 FLORIDA (7.9%)
                    Alachua County, FL, Health Facilites
        1,000,000   RV, Shands Teaching Hospital, Series B,           1,000,000
                    3.30% V/R, 12/1/26

                    Tampa, FL, Occupational License Tax RV,
          900,000   Series A, FGIC-SPI insured, 3.30% V/R,              900,000
                    10/1/18
                                                             -------------------

                                                                      1,900,000
                                                             -------------------

 GEORGIA (6.6%)
                    Burke County, GA, Pollution Control RV,
        1,600,000   Oglethorpe Power Corp., 3.20% V/R,                1,600,000
                    1/1/16
                                                             -------------------

 HAWAII (4.2%)
                    State of Hawaii, Budget & Finance RV,
        1,000,000   Queens Health Systems, Series A, 3.30%            1,000,000
                    V/R, 7/1/26
                                                             -------------------

 ILLINOIS (4.2%)
                    Illinois HFA RV, Advocate Health Care,
        1,000,000   Series B, 3.35% V/R, 8/15/22                      1,000,000
                                                             -------------------





      FACE                         SECURITY
     AMOUNT                      DESCRIPTION                        VALUE
------------------  ---------------------------------------  -------------------

 MUNICIPAL SECURITIES (CONTINUED)

 INDIANA (8.4%)
     $  1,000,000   Indiana HFA RV, Clarian Health                $   1,000,000
                    Partners, Series B, 3.25% V/R, 2/15/26

                    Indianapolis, IN, LOC, Public
        1,000,000   Improvement Bond Bank RV, Series B,               1,008,316
                    5.00%, 2/1/00
                                                             -------------------

                                                                      2,008,316

KENTUCKY (4.2%)
                    Kentucky EDA, Hospital Facilities RV,
        1,000,000   Health Alliance Project, Series C, MBIA           1,000,000
                    insured, 3.32% V/R, 1/1/22
                                                             -------------------

MARYLAND (5.0%)
                    State of Maryland, Waste Disposal
        1,200,000   Authority Resource RV, Harford County,            1,200,000
                    3.10% V/R, 1/1/08
                                                             -------------------

 MINNESOTA
(4.8%)
                    Minneapolis, MN, Special SD, Series A,
        1,150,000   4.38%, 2/1/00                                     1,156,471
                                                             -------------------

 NEVADA (4.2%)
                    Clark County, NV, Airport Improvement
        1,000,000   RV, Series A, MBIA insured, 3.20% V/R,            1,000,000
                    7/1/12
                                                             -------------------

 NEW JERSEY
(4.2%)
                    New Jersey EDA, Water Facilities RV,
        1,000,000   Elizabethtown Water Co. Project, Series           1,000,000
                    B, AMBAC insured, 2.75% V/R, 6/1/27
                                                             -------------------

 NEW MEXICO (1.7%)
                    University of New Mexico RV, AMBAC
          400,000   insured, 3.20% V/R, 6/1/06                          400,000
                                                             -------------------

 NORTH CAROLINA
(6.2%)
                    Charlotte, NC, Airport RV, Series A,
        1,500,000   MBIA insured, 3.30% V/R, 7/1/17                   1,500,000
                                                             -------------------

See Notes to Financial Statements
and Notes to Schedules of Investments.      18                    FORUM FUNDS(R)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - MUNICIPAL CASH PORTFOLIO (concluded)
AUGUST 31, 1999
--------------------------------------------------------------------------------


      FACE                         SECURITY
     AMOUNT                      DESCRIPTION                        VALUE
------------------  ---------------------------------------  -------------------

 MUNICIPAL SECURITIES (CONCLUDED)

 PENNSYLVANIA
(8.3%)
     $  1,000,000   Pennsylvania State HEHFA, Health              $   1,000,000
                    Services RV, University of
                    Pennsylvania, Series B, 3.30% V/R,
                    1/1/24

                    York County, PA, IDA, PCR Bonds, Public
        1,000,000   Service Electric & Gas, Series A, MBIA            1,000,000
                    insured, 3.25% V/R, 9/1/20
                                                             -------------------

                                                                      2,000,000
                                                             -------------------

 TEXAS (10.4%)
                    Harris County, TX, Health Facilities
        1,000,000   Development Corp., Hospital RV,                   1,000,000
                    Memorial Hospital Systems Project, MBIA
                    insured, Series B, 3.25% V/R, 6/1/24

                    South Texas, TX, HEFA RV, MBIA insured,
          500,000   3.30% V/R, 12/1/27                                  500,000

                    Texas State, GO Bonds, Veterans Housing
        1,000,000   Assistance Fund I, 3.20% V/R, 12/1/16             1,000,000
                                                             -------------------
                                                             -------------------

                                                                      2,500,000
                                                             -------------------
 WASHINGTON
(4.2%)
                    State of Washington, GO Bonds, Series
        1,000,000   VR 96B, 3.25% V/R, 6/1/20                         1,000,000
                                                             -------------------

 Total Investments (100%) at Amortized Cost (+)                   $  23,964,787
                                                             ===================


 (+) Tax cost of investments is $23,964,787.



See Notes to Financial Statements
and Notes to Schedules of Investments.      19                    FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


AMBAC         American Municipal Bond Assurance Corporation
EDA           Economic Development Authority
FGIC          Financial Guaranty Insurance Company
FGIC-         SPI Financial Guaranty Insurance Company-Securities Purchase, Inc.
GO            General Obligation
HEFA          Higher Education Facilities Authority
HEHFA         Higher Education & Health Facilities Authority
HFA           Housing Finance Authority
IDA           Industrial Development Authority
I/O           Interest Only
LOC           Letter of Credit
MBIA          Municipal Bond Insurance Association
PCR           Pollution Control Revenue
RV            Revenue Bonds
SD            School District
V/R           Variable Rate

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1999.



See Notes to Financial Statements.            20                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
AUGUST 31, 1999
--------------------------------------------------------------------------------

                                               TREASURY                           GOVERNMENT                            MUNICIPAL
                                                 CASH           GOVERNMENT           CASH                CASH              CASH
                                               PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ----------------  ---------------   ----------------   ----------------   ---------------
ASSETS:
     Investments (Note 2):
         Securities at amortized cost      $   299,189,723   $   35,082,992    $   603,001,100     $  762,585,355    $   23,964,787
         Repurchase agreements at cost          93,965,000                -        178,240,000        271,090,000                 -
                                           ----------------  ---------------   ----------------   ----------------   ---------------

     Total investments, at amortized value     393,154,723       35,082,992        781,241,100      1,033,675,355        23,964,787

     Cash                                           15,495                -             18,055             14,704               582
     Interest and other receivables                 14,147          279,481          2,295,486          3,319,722            89,223
     Receivable from Administrator (Note 4)              -                -                  -                  -            30,219
     Organization costs, net of
        amortization (Note 2)                          239                -              4,390              1,187                 -
                                           ----------------  ---------------   ----------------   ----------------   ---------------

Total assets                                   393,184,604       35,362,473        783,559,031      1,037,010,968        24,084,811
                                           ----------------  ---------------   ----------------   ----------------   ---------------

LIABILITIES:
     Payable to Adviser (Note 3)                    11,130                -             24,362             29,640             8,452
     Payable to Administrator (Note 3)              16,373            1,509             35,839             43,602                 -
     Accrued expenses and other liabilities         15,773           20,355             36,414             35,478            18,070
                                           ----------------  ---------------   ----------------   ----------------   ---------------

Total liabilities                                   43,276           21,864             96,615            108,720            26,522
                                           ----------------  ---------------   ----------------   ----------------   ---------------

NET ASSETS                                 $   393,141,328   $   35,340,609    $   783,462,416    $ 1,036,902,248    $   24,058,289
                                           ================  ===============   ================   ================   ===============

See Notes to Financial Statements.      21                       FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

                                            TREASURY                           GOVERNMENT                          MUNICIPAL
                                              CASH           GOVERNMENT           CASH              CASH             CASH
                                           PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                        ---------------   ---------------   ----------------   ---------------   -------------

INVESTMENT INCOME:
     Interest income                    $   14,762,244    $    2,020,339     $   44,301,720    $   39,501,086    $    900,528
                                        ---------------   ---------------   ----------------   ---------------   -------------

EXPENSES:
     Investment advisory (Note 3)              105,930            20,197            303,532           266,660          14,330
     Administration (Note 3)                   153,011            20,197            438,060           385,799          14,330
     Custody                                    72,732             9,137            208,434           183,044           7,165
     Accounting (Note 3)                        49,500            49,500             49,500            49,500          49,500
     Legal                                       1,593               389              4,778             6,916             513
     Audit                                       7,459            14,343             19,381            17,133          14,315
     Trustees                                      492                74              1,495             1,337              48
     Rating fees                                22,000             6,000                  -                 -               -
     Amortization of organization costs
     (Note 2)                                      240                 -              4,389             1,187               -
     Miscellaneous                              10,667               854             24,517            23,320             489
                                        ---------------   ---------------   ----------------   ---------------   -------------

Total expenses                                 423,624           120,691          1,054,086           934,896         100,690
     Expenses reimbursed and fees waived
     (Note 4)                                        -          (60,096)                  -                 -        (91,046)
                                        ---------------   ---------------   ----------------   ---------------   -------------
Net expenses                                   423,624            60,595          1,054,086           934,896           9,644
                                        ---------------   ---------------   ----------------   ---------------   -------------

NET INVESTMENT INCOME                       14,338,620         1,959,744         43,247,634        38,566,190         890,884

NET REALIZED GAIN (LOSS) ON
     INVESTMENTS SOLD                          (11,696)           (5,051)            24,483             (663)         (3,395)
                                        ---------------   ---------------   ----------------   ---------------   -------------

NET INCREASE IN NET ASSETS
     FROM OPERATIONS                    $   14,326,924    $    1,954,693    $    43,272,117    $   38,565,527    $    887,489
                                        ===============   ===============   ================   ===============   =============


See Notes to Financial Statements.      22                        FORUM FUNDS(R)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
FOR THE YEAR OR PERIOD ENDED AUGUST 31, 1998 AND THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

                                                      TREASURY                        GOVERNMENT                        MUNICIPAL
                                                        CASH          GOVERNMENT         CASH             CASH             CASH
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                  ---------------- --------------  ---------------  ----------------  --------------

NET ASSETS - AUGUST 31, 1997 (NOTE 1)               $  71,102,520  $  44,321,412    $ 476,768,745    $  259,491,011    $          -
-------------------------------------             ---------------- --------------  ---------------  ----------------  --------------

OPERATIONS:
     Net investment income                              8,001,296      2,506,524       35,098,110        23,621,908         123,211
     Net realized gain (loss) on investments sold           9,432       (21,088)         (43,555)               853               -
                                                  ---------------- --------------  ---------------  ----------------  --------------
Net increase in net assets from operation               8,010,728      2,485,436       35,054,555        23,622,761         123,211
                                                  ---------------- --------------  ---------------  ----------------  --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS:
     Contributions                                    630,794,381    145,773,098    1,930,394,761     1,309,647,918      22,849,987
     Withdrawals                                     (445,062,682)  (145,816,960)  (1,725,093,704)     (985,420,846)     (2,138,724)
                                                  ---------------- --------------  ---------------  ----------------  --------------
Net transactions in investors' beneficial
   interests                                          185,731,699        (43,862)     205,301,057       324,227,072      20,711,263
                                                  ---------------- --------------  ---------------  ----------------  --------------
Net increase in net assets                            193,742,427      2,441,574      240,355,612       347,849,833      20,834,474
                                                  ---------------- --------------  ---------------  ----------------  --------------

NET ASSETS - AUGUST 31, 1998                          264,844,947     46,762,986      717,124,357       607,340,844      20,834,474
-----------------------------                     ---------------- --------------  ---------------  ----------------  --------------


OPERATIONS:
     Net investment income                             14,338,620      1,959,744       43,247,634        38,566,190         890,884
     Net realized gain (loss) on investments sold         (11,696)        (5,051)           24,483             (663)         (3,395)
                                                  ---------------- --------------  ---------------  ----------------  --------------
Net increase in net assets from operations             14,326,924      1,954,693       43,272,117        38,565,527         887,489
                                                  ---------------- --------------  ---------------  ----------------  --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS:
     Contributions                                   1,235,422,406    35,329,739    2,886,646,104     2,464,999,269      36,409,301
     Withdrawals                                    (1,121,452,949)  (48,706,809)  (2,863,580,162)   (2,074,003,392)    (34,072,975)
                                                  ---------------- --------------  ---------------  ----------------  --------------
Net transactions in investors' beneficial
   interests                                           113,969,457   (13,377,070)      23,065,942       390,995,877       2,336,326
                                                  ---------------- --------------  ---------------  ----------------  --------------

Net increase (decrease) in net assets                  128,296,381   (11,422,377)      66,338,059       429,561,404       3,223,815
                                                  ---------------- --------------  ---------------  ----------------  --------------

NET ASSETS - AUGUST 31, 1999                        $ 393,141,328  $  35,340,609    $ 783,462,416   $ 1,036,902,248   $  24,058,289
----------------------------                      ================ =============== ===============  ================= ==============

See Notes to Financial Statements.      23                        FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
AUGUST 31, 1999
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is diversified. Government Portfolio commenced operations on February 21, 1996, Municipal Cash Portfolio commenced operations on June 25, 1998, and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies. On May 25, 1998, Treasury Portfolio was renamed Government Portfolio.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

ORGANIZATION COSTS - The costs incurred by Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.


                                        24                        FORUM FUNDS(R)

--------------------------------------------------------------------------------

AUGUST 31, 1999
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, certain legal expenses are charged to the Portfolios by FAdS.

PLACEMENT AGENT - Forum Fund Services, Inc. ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from Treasury Cash, Government Cash and Cash Portfolios based on the lesser of $4,000/month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio and Municipal Cash Portfolio each pay a fee of $48,000 per year, plus certain additional charges.

NOTE 4.  WAIVER OF FEES

For the year ended August 31, 1999, FAdS and FAcS voluntarily waived a portion of their fees for certain Portfolios as follows: Government Portfolio administration fees of $20,197 and accounting fees of $39,899; Municipal Cash Portfolio administration fees of $14,330 and accounting fees of $46,497. FAdS also reimbursed certain expenses of Municipal Cash Portfolio in the amount of $30,219.






                                        25                        FORUM FUNDS(R)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS (Concluded)
AUGUST 31, 1999
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any.

                                                                                   RATIOS TO AVERAGE NET ASSETS
                                                                                    Net
                                                                                Investment        Net          Gross
                                                                                  INCOME       EXPENSES       EXPENSES
Treasury Cash Portfolio
       Year Ended August 31, 1999...............................................   4.69%         0.14%         0.14%
       Year Ended August 31, 1998...............................................   5.34%         0.15%         0.17%
       Year Ended August 31, 1997...............................................   5.20%         0.15%         0.18%
       Year Ended August 31, 1996...............................................   5.30%         0.15%         0.20%
Government Portfolio
       Year Ended August 31, 1999...............................................   4.85%         0.15%         0.30%
       Year Ended August 31, 1998...............................................   5.26%         0.15%         0.29%
       Period Ended August 31, 1997 (a) (b).....................................   5.11%         0.15%         0.36%
       Year Ended March 31, 1997................................................   5.04%         0.15%         0.33%
       Period Ended March 31, 1996 (a)..........................................   4.99%         0.15%         0.60%
Government Cash Portfolio
       Year Ended August 31, 1999...............................................   4.94%         0.12%         0.12%
       Year Ended August 31, 1998...............................................   5.52%         0.13%         0.13%
       Year Ended August 31, 1997...............................................   5.38%         0.14%         0.14%
       Year Ended August 31, 1996...............................................   5.49%         0.14%         0.14%
Cash Portfolio
       Year Ended August 31, 1999...............................................   5.00%         0.12%         0.12%
       Year Ended August 31, 1998...............................................   5.55%         0.13%         0.13%
       Year Ended August 31, 1997...............................................   5.45%         0.15%         0.15%
       Year Ended August 31, 1996...............................................   5.50%         0.15%         0.16%
Municipal Cash Portfolio
       Year Ended August 31, 1999...............................................   3.11%         0.03%         0.35%
       Period Ended August 31, 1998 (a).........................................   3.18%         0.09%         0.61%


(a) Annualized.
(b) Effective June 19, 1997, Government Portfolio changed its fiscal year end from March 31 to August 31.


                                        26                        FORUM FUNDS(R)

FOR MORE INFORMATION                                                       FORUM
                                                                           FUNDS

                                             DAILY ASSETS TREASURY
                                                OBLIGATIONS FUND

                                                DAILY ASSETS
                                              GOVERNMENT FUND

                                           DAILY ASSETS GOVERNMENT
                                               OBLIGATIONS FUND

                                            DAILY ASSETS CASH FUND

                                                 DAILY ASSETS
                                                MUNICIPAL FUND


          TRANSFER AGENT
     Forum Shareholder Services, LLC
          Two Portland Square
          Portland, ME 04101

          DISTRIBUTOR
     Forum Fund Services, LLC
          Two Portland Square
          Portland, ME 04101

                                                                    [FORUM LOGO]

                                                                     FORUM FUNDS
                                                                    P.O. Box 446
                                                              Portland, Me 04112
                                              800-94FORUM (Shareholder Services)
                                                   800-95FORUM (Dealer Services)
                                                                    207-879-0001
                                                              www.forumfunds.com

This report is authorized for distribution only to shareholdes and to others who have received a copy of the Funds' prospectus.